Consolidated Statements of Earnings - 10-K - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Total revenues	$ 627	$ 658	$ 1,239	$ 1,339	$ 2,879	$ 2,778	$ 2,714
Cost of revenues:
Total cost of revenues	(500)	(531)	(978)	(1,076)	(2,332)	(2,284)	(2,255)
Gross profit	127	127	261	263	547	494	459
General and administrative expenses	(84)	(73)	(160)	(152)	(293)	(283)	(277)
Amortization of intangibles	(2)	(2)	(4)	(4)	(9)	(9)	(9)
Other operating expenses, net	1	(1)	1	(5)	(9)	(21)	(10)
Operating earnings	42	51	98	102	236	181	163
Interest expense	(10)	(9)	(18)	(18)	(35)	(64)	(65)
Other, net	0	1	0	0	(1)	(5)	(3)
Earnings before taxes	32	43	80	84	200	112	95
Income tax provision	7	11	19	23	46	27	20
Net earnings	$ 25	$ 32	$ 61	$ 61	$ 154	$ 85	$ 75
Net earnings per share from common stock:
Basic earnings per share (in dollars per share)	$ 0.17	$ 0.22	$ 0.42	$ 0.42	$ 1.06	$ 0.59	$ 0.52
Diluted earnings per share (in dollars per share)	$ 0.17	$ 0.22	$ 0.42	$ 0.42	$ 1.06	$ 0.59	$ 0.52
Products
Revenues:
Total revenues	$ 549	$ 562	$ 1,090	$ 1,132	$ 2,505	$ 2,412	$ 2,220
Cost of revenues:
Total cost of revenues	(445)	(470)	(867)	(930)	(2,067)	(2,000)	(1,904)
Services
Revenues:
Total revenues	78	96	149	207	374	366	494
Cost of revenues:
Total cost of revenues	$ (55)	$ (61)	$ (111)	$ (146)	$ (265)	$ (284)	$ (351)